Income (Loss) Per Share Attributable to Equity Holders of the Company (Tables)	12 Months Ended
Mar. 31, 2026
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
Schedule of Potentially Dilutive Ordinary Shares

	For the year ended March 31,
	2026	2025	2024

Basic Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$1,283,354	$15,894,755	$(3,679,409)

Diluted Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$1,283,354	$15,894,755	$(3,679,409)

Basic Income (Loss) Per Share Denominator
Original shares:	39,498,371	37,248,371	31,048,371
Additions from actual events:
- Issuance of common stock, weighted	3,402,154	1,300,685	3,657,808
Basic weighted average shares outstanding	42,900,525	38,549,056	34,706,179

Diluted Income (Loss) Per Share Denominator
Basic weighted average shares outstanding	42,900,525	38,549,056	34,706,179
- Share purchases warrant	18,900,000	18,900,000	- *
- Issuance of share award, weighted	2,819,819	-	- *
Diluted Weighted Average Shares Outstanding:	64,620,344	57,449,056	34,706,179

Income (Loss) Per Share
- Basic	$0.03	$0.41	$(0.11)
- Diluted	$0.02	$0.28	$(0.11)
Weighted Average Shares Outstanding
- Basic	42,900,525	38,549,056	34,706,179
- Diluted	64,620,344	57,449,056	34,706,179

*	For the year ended March 31, 2024, their effects would have been anti-dilutive.